Investment Strategy - Monarch Blue Chips Core Index ETF	May 20, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund invests at least 80% of its total assets in financial instruments that, in total, have rate of return characteristics similar to the Index. The Index consists of established, well-recognized companies listed on the S&P 500 from a broad range of industries that demonstrate strength in the marketplace based on fundamental company data such as revenue, revenue growth, net income, and net income growth. Kingsview Wealth Management LLC (the “Adviser”) is the Index provider. The Index follows a proprietary rules-based methodology that scores this fundamental company data of the companies listed on the S&P 500 to determine approximately 12 of the highest-scoring companies. These companies are typically equally weighted in the Index. Based on these factors, the Fund at any given time may have a significant percentage of its assets invested in one or more sectors relative to other sectors. The Fund may invest in the components of the Index or use derivatives, such as equity basket swaps where the Fund agrees to exchange the returns of a “basket” of assets with a counterparty, to replicate the returns of the Index.